Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of related party transactions

The following amounts charged by Allseas are included in the accompanying consolidated statements of comprehensive income / (loss):

	2014	2015	2016
Included in Commissions
Charter hire commissions	$708,153	$-	$-
Included in Vessel operating expenses
Superintendent fees	$481,200	$580,119	$-
Included in Dry-docking expenses
Superintendent fees	$123,840	$71,057	$-
Management fees - related party
Management fees	$4,628,813	$4,139,724	$416,602
Financial accounting and reporting services	$757,442	$700,012	$158,656
Loretto agreement	$880,015	$755	$-
Total Management fees	$6,266,270	$4,840,491	$575,258
Included in General and administrative expenses
Administrative fees	$37,746	$32,843	$22,219
Executive services fees	$5,689,152	$3,203,195	$444,047
Included in (Gain) / loss from sale of assets
Vessel sale & purchase commissions	$745,000	$-	$-
Superintendent fees	$-	$17,079	$66,053
Included in Impairment loss
Newbuildings supervision and superintendent fees	$-	$-	$198,487